Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Metals Acquisition Ltd
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001950246
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this "Post-Effective Amendment No. 1") to the Registration Statement on Form F-1 (File No. 333-276216) (the "Registration Statement"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on January 18, 2024, is being filed to include information contained in the Registrant's Annual Report on Form 20-F for the fiscal year ended December 31, 2023, which was filed with the SEC on March 28, 2024, and to update certain other information in the Registration Statement. Pursuant to Rule 429 under the Securities Act of 1933, as amended (the "Securities Act"), the prospectus included in the Registration Statement at effectiveness was deemed a combined prospectus which also related to transactions registered on the Registrant's Registration Statement on Form F-1 (File No. 333-273088), which was declared effective by the U.S. Securities and Exchange Commission (the "SEC") on August22, 2023 (as amended, the "Prior Form F-1") and the Registrant's Registration Statement on Form F-4 (File No. 333-269007), which was declared effective by the SEC on May11, 2023 (as amended, the "Prior Form F-4," and together with Prior Form F-1, the "Prior Registration Statements"). Pursuant to Rule 429 under the Securities Act, the Registration Statement constituted post-effective amendment No. 1 to the Prior Form F-1 and post-effective amendment No. 1 to the Prior Form F-4. Pursuant to Rule 429 under the Securities Act, this Post-Effective Amendment No. 1 constitutes post-effective amendment No. 2 to the Prior Form F-1 and post-effective amendment No. 2 to the Prior Form F-4, and such post-effective amendments to the Prior Registration Statements shall hereafter become effective concurrently with the effectiveness of this Post-effective Amendment No. 1 in accordance with Section 8(c) of the Securities Act. No additional securities are being registered by this Post-Effective Amendment No. 1.